U. S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202







May 6, 2003

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:               BUILDER'S FIXED INCOME FUND, INC.
                  Securities Act Registration No.: 333-30221
                  Investment Company Act Registration No.: 811-08273



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, Builder's Fixed Income Fund, Inc. (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated April 30, 2003, and filed electronically as Post-Effective Amendment No. 9 to the Trust's Registration Statement on April 30, 2003.

If you have any questions regarding this filing, please call the undersigned at
(414) 765-5340.

Sincerely,


/s/ Rodney A. Dewalt, Esq.


Rodney A. Dewalt, Esq.